UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 96.68%
Corporate Revenue Bonds – 1.41%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$436,373
Public Authority for Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	2,356,463
		2,792,836
Education Revenue Bonds – 11.17%
Colorado Educational & Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	490,810
5.00% 11/1/44	890,000	844,174
144A 5.25% 7/1/46 #	1,350,000	1,309,770
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,284,446
7.45% 8/1/48	1,000,000	1,119,970
(Alexander Dawson School-Nevada Project) 5.00%
5/15/29	1,490,000	1,684,639
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,228,006
(Charter School Project) 5.00% 7/15/37	1,150,000	1,218,057
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,918,218
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,053,830
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	452,745
5.00% 12/1/42	540,000	516,731
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	626,150
144A 5.00% 7/1/46 #	500,000	489,720
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	761,488
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	866,338
144A 5.50% 7/1/49 #	870,000	879,518
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	414,340
Series A 4.00% 3/1/36	550,000	567,809
(University of Lab Charter School) 5.00% 12/15/45	500,000	511,590
(Vail Mountain School Project) 4.00% 5/1/46	80,000	73,601
(Windsor Charter Academy Project) 144A 5.00%
9/1/46 #	890,000	837,819
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,962,019
		22,111,788

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 1.94%
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	$3,852,783
		3,852,783
Healthcare Revenue Bonds – 24.43%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	165,687
8.00% 8/1/43	1,000,000	1,117,500
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,555,307
Series A 5.00% 2/1/41	2,250,000	2,310,413
Series A 5.25% 2/1/33	1,000,000	1,045,040
Series A 5.25% 1/1/45	3,000,000	3,176,310
Series D 6.25% 10/1/33	2,000,000	2,007,080
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,529,760
6.375% 1/1/41	1,000,000	1,057,660
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,224,760
Series A 5.00% 12/1/35	1,000,000	1,066,680
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,763,235
(Evangelical Lutheran)
5.00% 12/1/42	2,500,000	2,586,475
5.625% 6/1/43	1,150,000	1,249,257
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	518,043
Series B 5.00% 5/15/48	660,000	680,928
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,172,240
(National Jewish Health Project) 5.00% 1/1/27	300,000	310,344
(NCMC Project) 4.00% 5/15/32	2,000,000	2,079,160
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,270,119
(Sisters of Charity of Leavenworth Health System)
Series B 5.25% 1/1/25	2,500,000	2,583,125
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	968,118
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,105,710
(Valley View Hospital Association Project) Series A
4.00% 5/15/35	685,000	694,062
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,587,325

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	$2,011,791
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,547,232
		48,383,361
Housing Revenue Bonds – 0.10%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,469
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,516
		190,985
Lease Revenue Bonds – 3.39%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,435,317
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	740,797
5.00% 6/15/36	1,055,000	1,171,778
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	731,797
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,634,145
		6,713,834
Local General Obligation Bonds – 13.99%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	319,371
4.00% 12/1/31	1,000,000	1,061,520
5.00% 12/1/32	500,000	580,645
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,591,980
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,274,583
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,099,830
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,319,119
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,279,718

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	$356,905
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,274,746
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	373,759
5.50% 12/1/38	455,000	476,358
Garfield Pitkin & Eagle Counties School District No. RE-1
Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,375,946
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,131,030
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,459,587
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	989,760
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,431,710
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,007,090
Weld County Reorganized School District No. RE-8
5.00% 12/1/31	990,000	1,139,837
5.00% 12/1/32	660,000	758,478
Weld County School District No. RE-1
5.00% 12/15/31 (AGM)	1,000,000	1,140,270
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	2,000,000	2,258,460
		27,700,702
Pre-Refunded Bonds – 7.04%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,000,000	2,000,000
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32-21 §	2,000,000	2,132,580
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,540,980
Series A 6.25% 11/15/40-20 §	750,000	809,370
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	1,795,000	1,822,894
Series HH 5.00% 6/1/29-19 §	2,355,000	2,391,597

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	$2,241,900
		13,939,321
Special Tax Revenue Bonds – 19.59%
Broomfield Colorado Sales & USE Tax Revenue
5.00% 12/1/33	1,000,000	1,151,180
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	501,260
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	755,508
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,631,490
Denver City & County
Series A 5.00% 8/1/26	500,000	585,110
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,797,655
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,787,887
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00%
12/1/25	1,250,000	1,450,137
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,525,000	2,545,049
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,286,787
Series A 5.25% 1/1/36	1,675,000	1,754,462
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,098,340
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,290,186
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,002,610
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	775,693
Series A 5.00% 11/1/31	1,495,000	1,724,139
Series A 5.00% 11/1/36	2,750,000	3,117,373
Series B 5.00% 11/1/33	1,865,000	2,161,162
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,608,638

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	$1,497,807
6.00% 1/15/41	2,400,000	2,476,464
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	506,710
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	314,382
Series A-1 5.00% 12/1/47	700,000	726,698
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	987,626
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	768,505
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	539,587
Series B 5.00% 12/1/36	810,000	899,286
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,041,250
		38,782,981
Transportation Revenue Bonds – 12.86%
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,100,260
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,299,430
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	605,000	590,456
Series A 5.00% 11/15/30 (AMT)	1,750,000	1,990,783
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,196,120
Series A 5.25% 11/15/36	2,500,000	2,569,975
Series B 5.00% 11/15/30	1,000,000	1,094,410
Series B 5.00% 11/15/32	1,000,000	1,092,830
Series B 5.00% 11/15/37	8,000,000	8,701,840
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	722,961
Series C 5.375% 9/1/26	2,000,000	2,098,720
		25,457,785
Water & Sewer Revenue Bonds – 0.76%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	788,887

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	$713,725
		1,502,612
Total Municipal Bonds (cost $186,309,799)		191,428,988

	Number of shares
Short-Term Investments – 1.88%
Money Market Mutual Fund – 0.05%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.56%)	99,459	99,459
		99,459

	Principal amount°
Variable Rate Demand Notes – 1.83%¤
Colorado Educational & Cultural Facilities Authority
Revenue
(National Jewish Federation Bond Program)
Series B4 1.60% 12/1/35 (LOC - TD Bank N.A.)	100,000	100,000
Series B-5 1.60% 1/1/39 (LOC - TD Bank N.A.)	1,375,000	1,375,000
Series D 1.60% 9/1/38
(SPA-JPMorgan Chase Bank N.A.)	100,000	100,000
Series F-2 1.60% 7/1/41
(LOC - Northern Trust Company)	250,000	250,000
Denver City & County
Series A1 1.60% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	1,250,000	1,250,000
Series A2 1.60% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	350,000	350,000
Series A3 1.60% 12/1/31
(SPA-JPMorgan Chase Bank N.A.)	200,000	200,000
		3,625,000
Total Short-Term Investments (cost $3,724,459)		3,724,459

Total Value of Securities – 98.56%
(cost $190,034,258)		195,153,447
Receivables and Other Assets Net of Liabilities – 1.44%		2,853,536
Net Assets Applicable to 18,155,422 Shares Outstanding – 100.00%		$198,006,983

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $9,989,045, which represents 5.04% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

See accompanying notes.

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Notes
Delaware Tax-Free Colorado Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Mutual Funds II (Trust) – Delaware Tax-Free Colorado Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value per share as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$191,428,988
Short-Term Investments	3,724,459
Total Value of Securities	$195,153,447

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

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(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: